RETIREMENT AND SEVERANCE BENEFITS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Change in benefit obligation:
Benefit obligation at beginning of year	¥ 78,357	¥ 79,839	¥ 41,990
Service cost		24,641	17,468	¥ 16,843
Interest cost		123	35	28
Actuarial (gain) loss		(15,518)	27,856
Benefits paid		(11,539)	(5,448)
Foreign currency exchange rate changes		811	(2,062)
Benefit obligation at end of year		78,357	79,839	41,990
Change in plan assets:
Fair value of plan assets at beginning of year	23,828	20,486	5,866
Employer contribution		14,329	19,590
Benefits paid		(11,539)	(3,564)
Foreign currency exchange rate changes		552	(1,406)
Fair value of plan assets at end of year		23,828	20,486	5,866
Funded status at end of year		(54,529)	(59,353)
Accumulated benefit obligations		70,688	62,390
Amounts recognized in the consolidated balance sheets
Retirement and severance benefits—current		8,468	3,201
Retirement and severance benefits—noncurrent		46,061	56,152
Amount recognized		54,529	59,353
Components of net periodic retirement cost
Service cost		24,641	17,468	16,843
Interest cost		123	35	28
Amortization of net gain		4,313	2,001	1,594
Net periodic retirement cost		29,077	19,504	18,465
Amounts recognized in other comprehensive income (loss), net of tax
Actuarial loss		13,759	(17,495)	¥ (1,703)
Amounts recognized in accumulated other comprehensive income (loss), net of tax
Accumulated actuarial loss		¥ (9,517)	¥ (23,276)
Estimated net actuarial loss that will be amortized from accumulated other comprehensive income into net periodic retirement cost in the next fiscal year	2,652
Assumptions used to determine the year-end benefit obligations
Discount rate (as a percent)		0.27%	0.23%
Rate of compensation increase (as a percent)		4.70%	5.10%
Weighted-average assumptions used to determine the net periodic retirement cost
Discount rate (as a percent)		0.23%	0.17%	0.21%
Rate of compensation increase (as a percent)		5.10%	3.50%	6.90%
Expected future benefit payments, which reflect expected future service
2018		¥ 8,468
2019		8,209
2020		9,086
2021		10,533
2022		9,405
2023 through 2028		¥ 36,759
Expected contribution to defined benefit pension plan in the next fiscal year	¥ 8,468